INCOME TAX (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Reserve Quantities [Line Items]
INCOME TAX

September 30,
2021
Startup/organization expenses	$256,543
Unrealized gains on marketable securities	(1,341)
Net operating loss	52,538
Total deferred tax assets	307,740
Valuation allowance	(307,740)
Deferred tax assets	$—

INCOME TAX (Details 1)

September 30,
2021
Current expense (benefit)
Federal	$—
State	—

Deferred expense (benefit)
Federal	(307,740)
State	—

Change in Valuation Allowance	307,740

Income tax provision	$—

INCOME TAX (Details 2)

September 30,
2021
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of warrant liabilities	(1.52)%
Valuation allowance	(19.48)%
Income tax provision	0.00%

Codere Online Busines [Member]
Reserve Quantities [Line Items]
Disclosure of income tax benefit/(expense)

06/30/2021
Accounting net income/(loss) before tax	(13,045)
At Codere Online statutory income tax rate (25%)	(3,261)
Permanent differences	4,666
Effect of different rates in different jurisdictions	(1,825)
Offsetting tax income	198
Income tax benefit/(expense)	(222)
Effective tax rate	(1.70%)
Of which —	—
Current tax expense	(222)
Deferred tax benefit/(expense)	—
Total income tax benefit/(expense)	(222)